Subsequent Events (Details) - USD ($)			1 Months Ended			3 Months Ended	12 Months Ended
	May 04, 2022	Jan. 02, 2022	Apr. 29, 2022	Mar. 31, 2022	Jul. 23, 2021	Mar. 31, 2022	Dec. 31, 2021	May 25, 2022	Mar. 18, 2022	Dec. 20, 2021	Mar. 31, 2021
Subsequent Events (Details) [Line Items]
Asset purchase agreement					$ 1,000,000
Drug development program							5 years
Preferred shares (in Shares)											528,810
Dividend						18.00%	18.00%
Expiration of the allowable price percentage						2.00%	2.00%
Securities purchase agreements, description						Purchase Price” as defined in the Securities Purchase Agreement which is approximately 2% of $20 million, or $400 thousand and will continue to accrue at 2% every 30 days thereafter. Additionally, a late charge of 2% per month will accrue on any payments that are not paid when due.	Purchase Price” as defined in the Securities Purchase Agreement which is approximately 2% of $20 million, or $400 and will continue to accrue at 2% every 30 days thereafter. Additionally, a late charge of 2% per month will accrue on any payments that are not paid when due.
Preferred shares percentage				125.00%		125.00%
Preferred shares (in Shares)										20,000
Series A Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred shares (in Shares)				746,276		746,276
Series A Preferred Stock Triggering Event [Member]
Subsequent Events (Details) [Line Items]
Dividend						18.00%	18.00%
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Subsequent event, description		i.A one-time upfront payment of $250,000 and $100,000 (two hundred and fifty thousand and one hundred thousand respectively) for stenoparib and dovitinib respectively, within 5 business days after January 2, 2022 ($350,000 (three hundred and fifty thousand) received as of April 4, 2022); and ii. two milestone payments of $1 million each due and payable upon receipt of regulatory approval of a product in the United States, and of a product in Europe, respectively. Pursuant to the Oncoheroes Agreement Allarity is also entitled to tiered royalties on aggregate net product sales (“Sales”) of between 7% and 12% on net sales of products as follows: 7% on Sales less than $100 million; 10% on Sales of greater than $100 million and less than $200 million; and 12% on Sales greater than $200 million.
Inventory recertified									$ 459
Gross value				$ 2,119		$ 2,119
Liability				$ 134
Forbearance agreement paid upon execution			$ 538,823
Common stock. shares (in Shares)								441,005
Floor price								$ 1.9812
Floor amount								1,377
Registration delay payment								$ 400
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred shares (in Shares)				1,973		1,973
Converted shares (in Shares)				746,276
Preferred shares outstanding (in Shares)				17,827		17,827
Preferred shares (in Shares)								809
Forecast [Member]
Subsequent Events (Details) [Line Items]
Forbearance agreement paid upon execution	$ 538,823